Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ivy Variable Insurance Portfolios
Entity Central Index Key	0000810016
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000017158 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Asset Strategy Series(formerly, Macquarie VIP Asset Strategy Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Asset Strategy Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$42	0.82%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 580,251,270
Holdings Count | Holding	405	[2]
Advisory Fees Paid, Amount	$ 1,420,751
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$580,251,270
Total number of portfolio holdings*	405
Total net advisory fees paid (during reporting period)	$1,420,751
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.46%
Corporate Bonds	9.33%
Agency Mortgage-Backed Securities	7.32%
Bullion	6.56%
Exchange-Traded Funds	5.36%
US Treasury Obligations	3.24%
Non-Agency Commercial Mortgage-Backed Securities	3.13%
Non-Agency Asset-Backed Securities	1.17%
Non-Agency Collateralized Mortgage Obligations	1.09%
Collateralized Loan Obligations	0.59%
Top 10 equity holdings
NVIDIA	3.63%
Taiwan Semiconductor Manufacturing	3.61%
Apple	2.04%
KLA	1.98%
Alphabet Class A	1.71%
Eli Lilly & Co.	1.65%
SK hynix	1.60%
Microsoft	1.47%
Alimentation Couche-Tard	1.41%
Amazon.com	1.35%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.63%
Taiwan Semiconductor Manufacturing	3.61%
Apple	2.04%
KLA	1.98%
Alphabet Class A	1.71%
Eli Lilly & Co.	1.65%
SK hynix	1.60%
Microsoft	1.47%
Alimentation Couche-Tard	1.41%
Amazon.com	1.35%

C000190645 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Asset Strategy Series(formerly, Macquarie VIP Asset Strategy Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Asset Strategy Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$29	0.57%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[3]
Net Assets	$ 580,251,270
Holdings Count | Holding	405	[4]
Advisory Fees Paid, Amount	$ 1,420,751
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$580,251,270
Total number of portfolio holdings*	405
Total net advisory fees paid (during reporting period)	$1,420,751
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.46%
Corporate Bonds	9.33%
Agency Mortgage-Backed Securities	7.32%
Bullion	6.56%
Exchange-Traded Funds	5.36%
US Treasury Obligations	3.24%
Non-Agency Commercial Mortgage-Backed Securities	3.13%
Non-Agency Asset-Backed Securities	1.17%
Non-Agency Collateralized Mortgage Obligations	1.09%
Collateralized Loan Obligations	0.59%
Top 10 equity holdings
NVIDIA	3.63%
Taiwan Semiconductor Manufacturing	3.61%
Apple	2.04%
KLA	1.98%
Alphabet Class A	1.71%
Eli Lilly & Co.	1.65%
SK hynix	1.60%
Microsoft	1.47%
Alimentation Couche-Tard	1.41%
Amazon.com	1.35%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.63%
Taiwan Semiconductor Manufacturing	3.61%
Apple	2.04%
KLA	1.98%
Alphabet Class A	1.71%
Eli Lilly & Co.	1.65%
SK hynix	1.60%
Microsoft	1.47%
Alimentation Couche-Tard	1.41%
Amazon.com	1.35%

C000246484 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP International Core Equity Series(formerly, Macquarie VIP International Core Equity Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP International Core Equity Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$45	0.86%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[5]
Net Assets	$ 765,853,802
Holdings Count | Holding	46	[6]
Advisory Fees Paid, Amount	$ 2,882,682
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$765,853,802
Total number of portfolio holdings*	46
Total net advisory fees paid (during reporting period)	$2,882,682
Portfolio turnover rate	66%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Japan	12.33%
Netherlands	10.72%
United States	9.47%
Taiwan	9.20%
Germany	7.83%
South Korea	7.33%
Brazil	5.84%
United Kingdom	5.28%
India	5.12%
Canada	4.05%

Sector allocation*
Information Technology	23.83%
Financials	20.18%
Industrials	17.10%
Healthcare	9.06%
Consumer Discretionary	8.33%
Consumer Staples	5.02%
Materials	4.45%
Communication Services	4.23%
Energy	3.00%
Utilities	1.96%
Real Estate	1.15%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.20%
Samsung Electronics	4.08%
ASML Holding	4.07%
ING Groep	3.38%
Daikin Industries	3.33%
SK hynix	3.25%
SMC	3.16%
Banco Bilbao Vizcaya Argentaria	3.14%
Mitsubishi UFJ Financial Group	3.01%
Barclays	2.94%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.20%
Samsung Electronics	4.08%
ASML Holding	4.07%
ING Groep	3.38%
Daikin Industries	3.33%
SK hynix	3.25%
SMC	3.16%
Banco Bilbao Vizcaya Argentaria	3.14%
Mitsubishi UFJ Financial Group	3.01%
Barclays	2.94%

C000017159 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP International Core Equity Series(formerly, Macquarie VIP International Core Equity Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP International Core Equity Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$58	1.11%
^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[7]
Net Assets	$ 765,853,802
Holdings Count | Holding	46	[8]
Advisory Fees Paid, Amount	$ 2,882,682
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$765,853,802
Total number of portfolio holdings*	46
Total net advisory fees paid (during reporting period)	$2,882,682
Portfolio turnover rate	66%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Japan	12.33%
Netherlands	10.72%
United States	9.47%
Taiwan	9.20%
Germany	7.83%
South Korea	7.33%
Brazil	5.84%
United Kingdom	5.28%
India	5.12%
Canada	4.05%

Sector allocation*
Information Technology	23.83%
Financials	20.18%
Industrials	17.10%
Healthcare	9.06%
Consumer Discretionary	8.33%
Consumer Staples	5.02%
Materials	4.45%
Communication Services	4.23%
Energy	3.00%
Utilities	1.96%
Real Estate	1.15%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.20%
Samsung Electronics	4.08%
ASML Holding	4.07%
ING Groep	3.38%
Daikin Industries	3.33%
SK hynix	3.25%
SMC	3.16%
Banco Bilbao Vizcaya Argentaria	3.14%
Mitsubishi UFJ Financial Group	3.01%
Barclays	2.94%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.20%
Samsung Electronics	4.08%
ASML Holding	4.07%
ING Groep	3.38%
Daikin Industries	3.33%
SK hynix	3.25%
SMC	3.16%
Banco Bilbao Vizcaya Argentaria	3.14%
Mitsubishi UFJ Financial Group	3.01%
Barclays	2.94%

C000017162 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Mid Cap Growth Series(formerly, Macquarie VIP Mid Cap Growth Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Mid Cap Growth Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$56	1.10%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[9]
Net Assets	$ 377,281,848
Holdings Count | Holding	61	[10]
Advisory Fees Paid, Amount	$ 1,408,213
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$377,281,848
Total number of portfolio holdings*	61
Total net advisory fees paid (during reporting period)	$1,408,213
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	27.70%
Industrials	25.54%
Healthcare	17.22%
Consumer Discretionary	15.59%
Financials	4.02%
Materials	1.97%
Real Estate	1.72%
Consumer Staples	1.53%
Communication Services	1.13%

Top 10 equity holdings
Cloudflare Class A	3.58%
Monolithic Power Systems	3.51%
IDEXX Laboratories	3.33%
Sterling Infrastructure	3.04%
Snowflake Class A	2.81%
Fastenal	2.55%
Datadog Class A	2.54%
Edwards Lifesciences	2.45%
Novanta	2.34%
SPX Technologies	2.16%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cloudflare Class A	3.58%
Monolithic Power Systems	3.51%
IDEXX Laboratories	3.33%
Sterling Infrastructure	3.04%
Snowflake Class A	2.81%
Fastenal	2.55%
Datadog Class A	2.54%
Edwards Lifesciences	2.45%
Novanta	2.34%
SPX Technologies	2.16%

C000190647 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Mid Cap Growth Series(formerly, Macquarie VIP Mid Cap Growth Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Mid Cap Growth Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$43	0.85%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[11]
Net Assets	$ 377,281,848
Holdings Count | Holding	61	[12]
Advisory Fees Paid, Amount	$ 1,408,213
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$377,281,848
Total number of portfolio holdings*	61
Total net advisory fees paid (during reporting period)	$1,408,213
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	27.70%
Industrials	25.54%
Healthcare	17.22%
Consumer Discretionary	15.59%
Financials	4.02%
Materials	1.97%
Real Estate	1.72%
Consumer Staples	1.53%
Communication Services	1.13%

Top 10 equity holdings
Cloudflare Class A	3.58%
Monolithic Power Systems	3.51%
IDEXX Laboratories	3.33%
Sterling Infrastructure	3.04%
Snowflake Class A	2.81%
Fastenal	2.55%
Datadog Class A	2.54%
Edwards Lifesciences	2.45%
Novanta	2.34%
SPX Technologies	2.16%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cloudflare Class A	3.58%
Monolithic Power Systems	3.51%
IDEXX Laboratories	3.33%
Sterling Infrastructure	3.04%
Snowflake Class A	2.81%
Fastenal	2.55%
Datadog Class A	2.54%
Edwards Lifesciences	2.45%
Novanta	2.34%
SPX Technologies	2.16%

C000190648 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Science and Technology Series(formerly, Macquarie VIP Science and Technology Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Science and Technology Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$54	0.90%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.90%	[13]
Net Assets	$ 1,039,958,434
Holdings Count | Holding	36	[14]
Advisory Fees Paid, Amount	$ 3,802,297
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$1,039,958,434
Total number of portfolio holdings*	36
Total net advisory fees paid (during reporting period)	$3,802,297
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	69.88%
Communication Services	10.10%
Consumer Discretionary	9.71%
Industrials	4.74%
Healthcare	2.77%

Top 10 equity holdings
Advanced Micro Devices	7.52%
NVIDIA	6.54%
Lam Research	6.31%
Seagate Technology Holdings	6.00%
Taiwan Semiconductor Manufacturing ADR	5.98%
Apple	4.20%
Western Digital	4.15%
Broadcom	4.13%
Samsung Electronics	4.08%
Texas Instruments	3.86%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Advanced Micro Devices	7.52%
NVIDIA	6.54%
Lam Research	6.31%
Seagate Technology Holdings	6.00%
Taiwan Semiconductor Manufacturing ADR	5.98%
Apple	4.20%
Western Digital	4.15%
Broadcom	4.13%
Samsung Electronics	4.08%
Texas Instruments	3.86%

C000017166 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Science and Technology Series(formerly, Macquarie VIP Science and Technology Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Science and Technology Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atnomuraassetmanagement.com/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$69	1.15%
^	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.15%	[15]
Net Assets	$ 1,039,958,434
Holdings Count | Holding	36	[16]
Advisory Fees Paid, Amount	$ 3,802,297
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$1,039,958,434
Total number of portfolio holdings*	36
Total net advisory fees paid (during reporting period)	$3,802,297
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	69.88%
Communication Services	10.10%
Consumer Discretionary	9.71%
Industrials	4.74%
Healthcare	2.77%

Top 10 equity holdings
Advanced Micro Devices	7.52%
NVIDIA	6.54%
Lam Research	6.31%
Seagate Technology Holdings	6.00%
Taiwan Semiconductor Manufacturing ADR	5.98%
Apple	4.20%
Western Digital	4.15%
Broadcom	4.13%
Samsung Electronics	4.08%
Texas Instruments	3.86%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Advanced Micro Devices	7.52%
NVIDIA	6.54%
Lam Research	6.31%
Seagate Technology Holdings	6.00%
Taiwan Semiconductor Manufacturing ADR	5.98%
Apple	4.20%
Western Digital	4.15%
Broadcom	4.13%
Samsung Electronics	4.08%
Texas Instruments	3.86%

C000017167 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Small Cap Growth Series(formerly, Macquarie VIP Small Cap Growth Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Small Cap Growth Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$63	1.14%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%	[17]
Net Assets	$ 229,446,156
Holdings Count | Holding	80	[18]
Advisory Fees Paid, Amount	$ 796,354
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$229,446,156
Total number of portfolio holdings*	80
Total net advisory fees paid (during reporting period)	$796,354
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Healthcare	26.04%
Information Technology	23.68%
Industrials	18.71%
Financials	8.64%
Consumer Discretionary	7.59%
Energy	4.50%
Materials	3.84%
Consumer Staples	3.30%
Communication Services	2.22%

Top 10 equity holdings
Mirum Pharmaceuticals	2.34%
PriceSmart	2.18%
DigitalOcean Holdings	2.17%
FirstCash Holdings	2.08%
Kontoor Brands	2.07%
Agilysys	1.99%
Adaptive Biotechnologies	1.98%
Advanced Energy Industries	1.96%
Encompass Health	1.95%
A10 Networks	1.92%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Mirum Pharmaceuticals	2.34%
PriceSmart	2.18%
DigitalOcean Holdings	2.17%
FirstCash Holdings	2.08%
Kontoor Brands	2.07%
Agilysys	1.99%
Adaptive Biotechnologies	1.98%
Advanced Energy Industries	1.96%
Encompass Health	1.95%
A10 Networks	1.92%

C000203521 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Small Cap Growth Series(formerly, Macquarie VIP Small Cap Growth Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Small Cap Growth Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$49	0.89%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%	[19]
Net Assets	$ 229,446,156
Holdings Count | Holding	80	[20]
Advisory Fees Paid, Amount	$ 796,354
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$229,446,156
Total number of portfolio holdings*	80
Total net advisory fees paid (during reporting period)	$796,354
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Healthcare	26.04%
Information Technology	23.68%
Industrials	18.71%
Financials	8.64%
Consumer Discretionary	7.59%
Energy	4.50%
Materials	3.84%
Consumer Staples	3.30%
Communication Services	2.22%

Top 10 equity holdings
Mirum Pharmaceuticals	2.34%
PriceSmart	2.18%
DigitalOcean Holdings	2.17%
FirstCash Holdings	2.08%
Kontoor Brands	2.07%
Agilysys	1.99%
Adaptive Biotechnologies	1.98%
Advanced Energy Industries	1.96%
Encompass Health	1.95%
A10 Networks	1.92%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Mirum Pharmaceuticals	2.34%
PriceSmart	2.18%
DigitalOcean Holdings	2.17%
FirstCash Holdings	2.08%
Kontoor Brands	2.07%
Agilysys	1.99%
Adaptive Biotechnologies	1.98%
Advanced Energy Industries	1.96%
Encompass Health	1.95%
A10 Networks	1.92%

C000017168 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Smid Cap Core Series(formerly, Macquarie VIP Smid Cap Core Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Smid Cap Core Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$65	1.19%
^	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.19%	[21]
Net Assets	$ 218,322,623
Holdings Count | Holding	124	[22]
Advisory Fees Paid, Amount	$ 838,016
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$218,322,623
Total number of portfolio holdings*	124
Total net advisory fees paid (during reporting period)	$838,016
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	26.20%
Information Technology	17.15%
Financials	15.04%
Healthcare	12.48%
Consumer Discretionary	8.32%
Real Estate	4.99%
Energy	4.48%
Materials	3.80%
Consumer Staples	2.78%
Utilities	1.90%
Communication Services	1.51%

Top 10 equity holdings
Semtech	2.18%
MACOM Technology Solutions Holdings	1.94%
Ligand Pharmaceuticals	1.86%
Casey's General Stores	1.81%
East West Bancorp	1.78%
Axsome Therapeutics	1.70%
Astera Labs	1.69%
Axis Capital Holdings	1.58%
Ally Financial	1.53%
Liberty Energy	1.44%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	2.18%
MACOM Technology Solutions Holdings	1.94%
Ligand Pharmaceuticals	1.86%
Casey's General Stores	1.81%
East West Bancorp	1.78%
Axsome Therapeutics	1.70%
Astera Labs	1.69%
Axis Capital Holdings	1.58%
Ally Financial	1.53%
Liberty Energy	1.44%

C000017169 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Balanced Series(formerly, Macquarie VIP Balanced Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Balanced Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$52	1.02%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[23]
Net Assets	$ 223,068,287
Holdings Count | Holding	396	[24]
Advisory Fees Paid, Amount	$ 699,359
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$223,068,287
Total number of portfolio holdings*	396
Total net advisory fees paid (during reporting period)	$699,359
Portfolio turnover rate	42%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.64%
Corporate Bonds	10.74%
Agency Mortgage-Backed Securities	8.16%
Exchange-Traded Funds	7.53%
US Treasury Obligations	4.78%
Non-Agency Commercial Mortgage-Backed Securities	3.50%
Non-Agency Collateralized Mortgage Obligations	1.20%
Non-Agency Asset-Backed Securities	1.11%
Agency Commercial Mortgage-Backed Securities	0.24%
Agency Collateralized Mortgage Obligations	0.20%
Top 10 equity holdings
NVIDIA	4.00%
Apple	3.37%
Taiwan Semiconductor Manufacturing ADR	3.29%
Applied Materials	2.27%
Alphabet Class A	2.22%
Howmet Aerospace	2.18%
Seagate Technology Holdings	2.16%
Microsoft	2.13%
Alphabet Class C	1.97%
Advanced Micro Devices	1.89%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	4.00%
Apple	3.37%
Taiwan Semiconductor Manufacturing ADR	3.29%
Applied Materials	2.27%
Alphabet Class A	2.22%
Howmet Aerospace	2.18%
Seagate Technology Holdings	2.16%
Microsoft	2.13%
Alphabet Class C	1.97%
Advanced Micro Devices	1.89%

C000017170 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Value Series(formerly, Macquarie VIP Value Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Value Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$50	0.98%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[25]
Net Assets	$ 138,584,100
Holdings Count | Holding	38	[26]
Advisory Fees Paid, Amount	$ 463,793
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$138,584,100
Total number of portfolio holdings*	38
Total net advisory fees paid (during reporting period)	$463,793
Portfolio turnover rate	35%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	18.60%
Information Technology	18.23%
Industrials	15.17%
Healthcare	10.64%
Consumer Discretionary	9.95%
Materials	6.10%
Consumer Staples	5.49%
Energy	5.46%
Communication Services	3.19%
Utilities	3.14%
Real Estate	3.00%

Top 10 equity holdings
Microsoft	4.01%
Carrier Global	3.64%
Amazon.com	3.37%
PPG Industries	3.26%
Wells Fargo & Co.	3.24%
Alphabet Class A	3.19%
Teledyne Technologies	3.18%
Progressive	3.17%
Bank of America	3.16%
Duke Energy	3.14%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.01%
Carrier Global	3.64%
Amazon.com	3.37%
PPG Industries	3.26%
Wells Fargo & Co.	3.24%
Alphabet Class A	3.19%
Teledyne Technologies	3.18%
Progressive	3.17%
Bank of America	3.16%
Duke Energy	3.14%

C000017171 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Corporate Bond Series(formerly, Macquarie VIP Corporate Bond Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Corporate Bond Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$39	0.78%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[27]
Net Assets	$ 390,237,786
Holdings Count | Holding	249	[28]
Advisory Fees Paid, Amount	$ 875,855
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$390,237,786
Total number of portfolio holdings*	249
Total net advisory fees paid (during reporting period)	$875,855
Portfolio turnover rate	113%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.81%
Electric	9.79%
Consumer Non-Cyclical	8.33%
Communications	8.03%
Energy	7.14%
Technology	7.04%
Finance Companies	6.52%
Capital Goods	4.98%
Insurance	4.55%
Consumer Cyclical	4.14%

C000017172 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Core Equity Series(formerly, Macquarie VIP Core Equity Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Core Equity Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$50	0.95%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[29]
Net Assets	$ 712,337,473
Holdings Count | Holding	48	[30]
Advisory Fees Paid, Amount	$ 2,214,065
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$712,337,473
Total number of portfolio holdings*	48
Total net advisory fees paid (during reporting period)	$2,214,065
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	35.38%
Industrials	17.41%
Financials	15.84%
Communication Services	8.38%
Healthcare	7.20%
Consumer Discretionary	5.26%
Utilities	2.87%
Consumer Staples	2.22%
Materials	2.02%
Energy	1.20%

Top 10 equity holdings
Alphabet Class A	6.77%
NVIDIA	6.46%
Apple	5.43%
Taiwan Semiconductor Manufacturing ADR	5.30%
Applied Materials	3.66%
Howmet Aerospace	3.52%
Seagate Technology Holdings	3.48%
Microsoft	3.47%
Advanced Micro Devices	3.05%
Amazon.com	3.03%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Alphabet Class A	6.77%
NVIDIA	6.46%
Apple	5.43%
Taiwan Semiconductor Manufacturing ADR	5.30%
Applied Materials	3.66%
Howmet Aerospace	3.52%
Seagate Technology Holdings	3.48%
Microsoft	3.47%
Advanced Micro Devices	3.05%
Amazon.com	3.03%

C000017174 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Natural Resources Series(formerly, Macquarie VIP Natural Resources Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Natural Resources Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$61	1.19%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[31]
Net Assets	$ 97,268,316
Holdings Count | Holding	43	[32]
Advisory Fees Paid, Amount	$ 408,550
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$97,268,316
Total number of portfolio holdings*	43
Total net advisory fees paid (during reporting period)	$408,550
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Oil & Gas Exploration & Production	23.97%
Gold	11.01%
Diversified Metals & Mining	8.50%
Fertilizers & Agricultural Chemicals	8.42%
Coal & Consumable Fuels	5.74%
Integrated Oil & Gas	5.41%
Steel	5.08%
Paper Packaging	4.83%
Forest Products	3.82%
Oil & Gas Equipment & Services	3.82%

Top 10 equity holdings
Nutrien	4.87%
Diamondback Energy	4.16%
Canadian Natural Resources	4.10%
Ovintiv	3.98%
CRH	3.67%
BP ADR	3.25%
Glencore	3.18%
Core Natural Resources	3.03%
Hudbay Minerals	2.97%
Steel Dynamics	2.95%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Nutrien	4.87%
Diamondback Energy	4.16%
Canadian Natural Resources	4.10%
Ovintiv	3.98%
CRH	3.67%
BP ADR	3.25%
Glencore	3.18%
Core Natural Resources	3.03%
Hudbay Minerals	2.97%
Steel Dynamics	2.95%

C000017175 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Growth Series(formerly, Macquarie VIP Growth Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Growth Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$50	1.01%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[33]
Net Assets	$ 476,381,389
Holdings Count | Holding	35	[34]
Advisory Fees Paid, Amount	$ 1,615,552
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$476,381,389
Total number of portfolio holdings*	35
Total net advisory fees paid (during reporting period)	$1,615,552
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	47.27%
Healthcare	13.59%
Financials	12.85%
Communication Services	9.86%
Industrials	7.45%
Consumer Discretionary	7.07%
Materials	1.49%
Consumer Staples	0.16%

Top 10 equity holdings
NVIDIA	15.64%
Apple	8.61%
Microsoft	7.76%
Alphabet Class A	7.11%
Advanced Micro Devices	5.15%
Amazon.com	5.08%
Visa Class A	4.88%
Eli Lilly & Co.	4.82%
Taiwan Semiconductor Manufacturing ADR	4.00%
Broadcom	3.22%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	15.64%
Apple	8.61%
Microsoft	7.76%
Alphabet Class A	7.11%
Advanced Micro Devices	5.15%
Amazon.com	5.08%
Visa Class A	4.88%
Eli Lilly & Co.	4.82%
Taiwan Semiconductor Manufacturing ADR	4.00%
Broadcom	3.22%

C000017176 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP High Income Series(formerly, Macquarie VIP High Income Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP High Income Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$46	0.93%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[35]
Net Assets	$ 751,439,110
Holdings Count | Holding	643	[36]
Advisory Fees Paid, Amount	$ 2,321,045
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$751,439,110
Total number of portfolio holdings*	643
Total net advisory fees paid (during reporting period)	$2,321,045
Portfolio turnover rate	52%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Energy	12.78%
Media	9.46%
Basic Industry	9.02%
Healthcare	8.65%
Capital Goods	6.82%
Telecommunications	6.63%
Financial Services	6.49%
Leisure	5.33%
Electric	4.99%
Services	4.47%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000190649 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP High Income Series(formerly, Macquarie VIP High Income Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP High Income Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$34	0.68%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[37]
Net Assets	$ 751,439,110
Holdings Count | Holding	643	[38]
Advisory Fees Paid, Amount	$ 2,321,045
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$751,439,110
Total number of portfolio holdings*	643
Total net advisory fees paid (during reporting period)	$2,321,045
Portfolio turnover rate	52%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Energy	12.78%
Media	9.46%
Basic Industry	9.02%
Healthcare	8.65%
Capital Goods	6.82%
Telecommunications	6.63%
Financial Services	6.49%
Leisure	5.33%
Electric	4.99%
Services	4.47%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000017177 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Global Growth Series(formerly, Macquarie VIP Global Growth Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Global Growth Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$54	1.04%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[39]
Net Assets	$ 167,068,310
Holdings Count | Holding	57	[40]
Advisory Fees Paid, Amount	$ 506,906
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$167,068,310
Total number of portfolio holdings*	57
Total net advisory fees paid (during reporting period)	$506,906
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United States	63.42%
Taiwan	5.90%
United Kingdom	3.13%
India	2.94%
France	2.68%
South Korea	2.63%
Japan	2.48%
Canada	2.30%
Denmark	2.18%
Spain	2.15%

Sector allocation*
Information Technology	30.16%
Financials	15.16%
Industrials	13.74%
Healthcare	9.68%
Consumer Discretionary	9.26%
Communication Services	7.64%
Consumer Staples	5.99%
Materials	3.90%
Energy	1.72%
Utilities	1.58%

Top 10 equity holdings
NVIDIA	5.93%
Taiwan Semiconductor Manufacturing	5.90%
Apple	3.34%
KLA	3.22%
Alphabet Class A	2.79%
Eli Lilly & Co.	2.68%
SK hynix	2.63%
Microsoft	2.40%
Alimentation Couche-Tard	2.30%
Amazon.com	2.20%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	5.93%
Taiwan Semiconductor Manufacturing	5.90%
Apple	3.34%
KLA	3.22%
Alphabet Class A	2.79%
Eli Lilly & Co.	2.68%
SK hynix	2.63%
Microsoft	2.40%
Alimentation Couche-Tard	2.30%
Amazon.com	2.20%

C000032174 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Energy Series(formerly, Macquarie VIP Energy Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Energy Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$59	1.10%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%	[41]
Net Assets	$ 89,784,832
Holdings Count | Holding	36	[42]
Advisory Fees Paid, Amount	$ 346,296
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$89,784,832
Total number of portfolio holdings*	36
Total net advisory fees paid (during reporting period)	$346,296
Portfolio turnover rate	48%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Oil & Gas Exploration & Production	48.68%
Integrated Oil & Gas	20.77%
Oil & Gas Equipment & Services	12.59%
Coal & Consumable Fuels	5.33%
Oil & Gas Refining & Marketing	2.62%
Oil & Gas Drilling	2.29%
Electrical Components & Equipment	1.57%
Heavy Electrical Equipment	0.80%
Independent Power Producers & Energy Traders	0.57%

Top 10 equity holdings
Canadian Natural Resources	5.92%
Ovintiv	5.73%
Diamondback Energy	5.68%
Permian Resources Class A	5.63%
ConocoPhillips	5.57%
Exxon Mobil	5.31%
BP ADR	4.86%
SLB	4.81%
Expand Energy	4.74%
TotalEnergies	4.15%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Canadian Natural Resources	5.92%
Ovintiv	5.73%
Diamondback Energy	5.68%
Permian Resources Class A	5.63%
ConocoPhillips	5.57%
Exxon Mobil	5.31%
BP ADR	4.86%
SLB	4.81%
Expand Energy	4.74%
TotalEnergies	4.15%

C000190650 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Energy Series(formerly, Macquarie VIP Energy Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Energy Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$46	0.85%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[43]
Net Assets	$ 89,784,832
Holdings Count | Holding	36	[44]
Advisory Fees Paid, Amount	$ 346,296
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$89,784,832
Total number of portfolio holdings*	36
Total net advisory fees paid (during reporting period)	$346,296
Portfolio turnover rate	48%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Oil & Gas Exploration & Production	48.68%
Integrated Oil & Gas	20.77%
Oil & Gas Equipment & Services	12.59%
Coal & Consumable Fuels	5.33%
Oil & Gas Refining & Marketing	2.62%
Oil & Gas Drilling	2.29%
Electrical Components & Equipment	1.57%
Heavy Electrical Equipment	0.80%
Independent Power Producers & Energy Traders	0.57%

Top 10 equity holdings
Canadian Natural Resources	5.92%
Ovintiv	5.73%
Diamondback Energy	5.68%
Permian Resources Class A	5.63%
ConocoPhillips	5.57%
Exxon Mobil	5.31%
BP ADR	4.86%
SLB	4.81%
Expand Energy	4.74%
TotalEnergies	4.15%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Canadian Natural Resources	5.92%
Ovintiv	5.73%
Diamondback Energy	5.68%
Permian Resources Class A	5.63%
ConocoPhillips	5.57%
Exxon Mobil	5.31%
BP ADR	4.86%
SLB	4.81%
Expand Energy	4.74%
TotalEnergies	4.15%

C000057543 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Aggressive Series(formerly, Macquarie VIP Pathfinder Aggressive Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Pathfinder Aggressive Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$9	0.17%
^	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[45]
Net Assets	$ 50,890,877
Holdings Count | Holding	11	[46]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$50,890,877
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	77.70%
Fixed Income Funds	9.44%
Global / International Equity Fund	26.79%
US Equity Funds	41.47%
Affiliated Exchange-Traded Funds	22.11%
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	26.79%
Nomura VIP Core Equity Series – Service Class	23.93%
Nomura VIP Growth and Income Series – Standard Class	9.78%
Nomura Transformational Technologies ETF	9.45%
Nomura Focused Large Growth ETF	8.79%
Nomura VIP Corporate Bond Series – Service Class	8.23%
Nomura VIP Smid Cap Core Series – Service Class	5.47%
Nomura Focused International Core ETF	3.87%
Nomura VIP Value Series – Service Class	2.29%
Nomura VIP Limited-Term Bond Series – Service Class	0.97%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	26.79%
Nomura VIP Core Equity Series – Service Class	23.93%
Nomura VIP Growth and Income Series – Standard Class	9.78%
Nomura Transformational Technologies ETF	9.45%
Nomura Focused Large Growth ETF	8.79%
Nomura VIP Corporate Bond Series – Service Class	8.23%
Nomura VIP Smid Cap Core Series – Service Class	5.47%
Nomura Focused International Core ETF	3.87%
Nomura VIP Value Series – Service Class	2.29%
Nomura VIP Limited-Term Bond Series – Service Class	0.97%

C000057544 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderately Aggressive Series(formerly, Macquarie VIP Pathfinder Moderately Aggressive Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderately Aggressive Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$3	0.05%
^	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[47]
Net Assets	$ 436,486,778
Holdings Count | Holding	11	[48]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$436,486,778
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	79.46%
Fixed Income Funds	19.19%
Global / International Equity Fund	22.41%
US Equity Funds	37.86%
Affiliated Exchange-Traded Funds	20.31%
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	22.41%
Nomura VIP Core Equity Series – Service Class	22.02%
Nomura VIP Corporate Bond Series – Service Class	15.06%
Nomura Transformational Technologies ETF	8.85%
Nomura VIP Growth and Income Series – Standard Class	8.74%
Nomura Focused Large Growth ETF	8.22%
Nomura VIP Smid Cap Core Series – Service Class	5.09%
Nomura VIP Limited-Term Bond Series – Service Class	3.64%
Nomura Focused International Core ETF	3.24%
Nomura VIP Value Series – Service Class	2.01%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	22.41%
Nomura VIP Core Equity Series – Service Class	22.02%
Nomura VIP Corporate Bond Series – Service Class	15.06%
Nomura Transformational Technologies ETF	8.85%
Nomura VIP Growth and Income Series – Standard Class	8.74%
Nomura Focused Large Growth ETF	8.22%
Nomura VIP Smid Cap Core Series – Service Class	5.09%
Nomura VIP Limited-Term Bond Series – Service Class	3.64%
Nomura Focused International Core ETF	3.24%
Nomura VIP Value Series – Service Class	2.01%

C000057545 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderate Series(formerly, Macquarie VIP Pathfinder Moderate Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderate Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$3	0.06%
^	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[49]
Net Assets	$ 351,911,633
Holdings Count | Holding	11	[50]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$351,911,633
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	81.03%
Fixed Income Funds	29.02%
Global / International Equity Fund	17.99%
US Equity Funds	34.02%
Affiliated Exchange-Traded Funds	18.74%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	20.20%
Nomura VIP Core Equity Series – Service Class	20.10%
Nomura VIP International Core Equity Series – Standard Class	17.99%
Nomura Transformational Technologies ETF	8.36%
Nomura VIP Limited-Term Bond Series – Service Class	8.08%
Nomura Focused Large Growth ETF	7.77%
Nomura VIP Growth and Income Series – Standard Class	7.59%
Nomura VIP Smid Cap Core Series – Service Class	4.60%
Nomura Focused International Core ETF	2.61%
Nomura VIP Value Series – Service Class	1.73%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	20.20%
Nomura VIP Core Equity Series – Service Class	20.10%
Nomura VIP International Core Equity Series – Standard Class	17.99%
Nomura Transformational Technologies ETF	8.36%
Nomura VIP Limited-Term Bond Series – Service Class	8.08%
Nomura Focused Large Growth ETF	7.77%
Nomura VIP Growth and Income Series – Standard Class	7.59%
Nomura VIP Smid Cap Core Series – Service Class	4.60%
Nomura Focused International Core ETF	2.61%
Nomura VIP Value Series – Service Class	1.73%

C000057546 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderately Conservative Series(formerly, Macquarie VIP Pathfinder Moderately Conservative Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderately Conservative Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$5	0.10%
^	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[51]
Net Assets	$ 108,773,632
Holdings Count | Holding	11	[52]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$108,773,632
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	23%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	82.66%
Fixed Income Funds	38.94%
Global / International Equity Fund	13.55%
US Equity Funds	30.17%
Affiliated Exchange-Traded Funds	17.12%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	25.24%
Nomura VIP Core Equity Series – Service Class	18.17%
Nomura VIP International Core Equity Series – Standard Class	13.55%
Nomura VIP Limited-Term Bond Series – Service Class	12.72%
Nomura Transformational Technologies ETF	7.85%
Nomura Focused Large Growth ETF	7.30%
Nomura VIP Growth and Income Series – Standard Class	6.44%
Nomura VIP Smid Cap Core Series – Service Class	4.11%
Nomura Focused International Core ETF	1.97%
Nomura VIP Value Series – Service Class	1.45%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	25.24%
Nomura VIP Core Equity Series – Service Class	18.17%
Nomura VIP International Core Equity Series – Standard Class	13.55%
Nomura VIP Limited-Term Bond Series – Service Class	12.72%
Nomura Transformational Technologies ETF	7.85%
Nomura Focused Large Growth ETF	7.30%
Nomura VIP Growth and Income Series – Standard Class	6.44%
Nomura VIP Smid Cap Core Series – Service Class	4.11%
Nomura Focused International Core ETF	1.97%
Nomura VIP Value Series – Service Class	1.45%

C000057547 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Conservative Series(formerly, Macquarie VIP Pathfinder Conservative Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Pathfinder Conservative Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$7	0.14%
^	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[53]
Net Assets	$ 60,666,018
Holdings Count | Holding	11	[54]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$60,666,018
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	84.15%
Fixed Income Funds	48.74%
Global / International Equity Fund	9.05%
US Equity Funds	26.36%
Affiliated Exchange-Traded Funds	15.67%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	30.00%
Nomura VIP Limited-Term Bond Series – Service Class	17.51%
Nomura VIP Core Equity Series – Service Class	16.15%
Nomura VIP International Core Equity Series – Standard Class	9.05%
Nomura Transformational Technologies ETF	7.43%
Nomura Focused Large Growth ETF	6.91%
Nomura VIP Growth and Income Series – Standard Class	5.35%
Nomura VIP Smid Cap Core Series – Service Class	3.70%
Nomura Focused International Core ETF	1.33%
Nomura VIP High Income Series – Standard Class	1.23%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	30.00%
Nomura VIP Limited-Term Bond Series – Service Class	17.51%
Nomura VIP Core Equity Series – Service Class	16.15%
Nomura VIP International Core Equity Series – Standard Class	9.05%
Nomura Transformational Technologies ETF	7.43%
Nomura Focused Large Growth ETF	6.91%
Nomura VIP Growth and Income Series – Standard Class	5.35%
Nomura VIP Smid Cap Core Series – Service Class	3.70%
Nomura Focused International Core ETF	1.33%
Nomura VIP High Income Series – Standard Class	1.23%

C000091476 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Limited-Term Bond Series(formerly, Macquarie VIP Limited-Term Bond Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Limited-Term Bond Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$39	0.79%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[55]
Net Assets	$ 128,917,523
Holdings Count | Holding	161	[56]
Advisory Fees Paid, Amount	$ 247,095
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$128,917,523
Total number of portfolio holdings*	161
Total net advisory fees paid (during reporting period)	$247,095
Portfolio turnover rate	118%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
US Treasury Obligations	50.23%
Corporate Bonds	22.44%
Non-Agency Asset-Backed Securities	8.21%
Agency Mortgage-Backed Securities	6.72%
Collateralized Loan Obligations	5.32%
Non-Agency Collateralized Mortgage Obligations	4.20%
Non-Agency Commercial Mortgage-Backed Securities	0.66%
Sovereign Bond	0.26%
Government Agency Obligation	0.16%
Agency Collateralized Mortgage Obligations	0.15%

C000129560 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderate – Managed Volatility Series(formerly, Macquarie VIP Pathfinder Moderate – Managed Volatility Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderate – Managed Volatility Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$11	0.21%
^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[57]
Net Assets	$ 329,828,388
Holdings Count | Holding	11	[58]
Advisory Fees Paid, Amount	$ 252,720
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$329,828,388
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$252,720
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	79.52%
Fixed Income Funds	28.48%
Global / International Equity Fund	17.66%
US Equity Funds	33.38%
Affiliated Exchange-Traded Funds	18.51%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	19.83%
Nomura VIP Core Equity Series – Service Class	19.73%
Nomura VIP International Core Equity Series – Standard Class	17.66%
Nomura Transformational Technologies ETF	8.26%
Nomura VIP Limited-Term Bond Series – Service Class	7.93%
Nomura Focused Large Growth ETF	7.68%
Nomura VIP Growth and Income Series – Standard Class	7.44%
Nomura VIP Smid Cap Core Series – Service Class	4.51%
Nomura Focused International Core ETF	2.57%
Nomura VIP Value Series – Service Class	1.70%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	19.83%
Nomura VIP Core Equity Series – Service Class	19.73%
Nomura VIP International Core Equity Series – Standard Class	17.66%
Nomura Transformational Technologies ETF	8.26%
Nomura VIP Limited-Term Bond Series – Service Class	7.93%
Nomura Focused Large Growth ETF	7.68%
Nomura VIP Growth and Income Series – Standard Class	7.44%
Nomura VIP Smid Cap Core Series – Service Class	4.51%
Nomura Focused International Core ETF	2.57%
Nomura VIP Value Series – Service Class	1.70%

C000129561 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series(formerly, Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atnomuraassetmanagement.com/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$11	0.21%
^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[59]
Net Assets	$ 48,087,388
Holdings Count | Holding	11	[60]
Advisory Fees Paid, Amount	$ 6,692
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$48,087,388
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$6,692
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	78.15%
Fixed Income Funds	18.89%
Global / International Equity Fund	22.04%
US Equity Funds	37.22%
Affiliated Exchange-Traded Funds	19.90%
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	22.04%
Nomura VIP Core Equity Series – Service Class	21.65%
Nomura VIP Corporate Bond Series – Service Class	14.82%
Nomura Transformational Technologies ETF	8.67%
Nomura VIP Growth and Income Series – Standard Class	8.59%
Nomura Focused Large Growth ETF	8.06%
Nomura VIP Smid Cap Core Series – Service Class	5.00%
Nomura VIP Limited-Term Bond Series – Service Class	3.59%
Nomura Focused International Core ETF	3.17%
Nomura VIP Value Series – Service Class	1.98%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	22.04%
Nomura VIP Core Equity Series – Service Class	21.65%
Nomura VIP Corporate Bond Series – Service Class	14.82%
Nomura Transformational Technologies ETF	8.67%
Nomura VIP Growth and Income Series – Standard Class	8.59%
Nomura Focused Large Growth ETF	8.06%
Nomura VIP Smid Cap Core Series – Service Class	5.00%
Nomura VIP Limited-Term Bond Series – Service Class	3.59%
Nomura Focused International Core ETF	3.17%
Nomura VIP Value Series – Service Class	1.98%

C000129562 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series(formerly, Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atnomuraassetmanagement.com/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$11	0.21%
^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[61]
Net Assets	$ 19,188,357
Holdings Count | Holding	11	[62]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$19,188,357
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	23%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	81.05%
Fixed Income Funds	38.18%
Global / International Equity Fund	13.30%
US Equity Funds	29.57%
Affiliated Exchange-Traded Funds	17.07%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	24.75%
Nomura VIP Core Equity Series – Service Class	17.81%
Nomura VIP International Core Equity Series – Standard Class	13.30%
Nomura VIP Limited-Term Bond Series – Service Class	12.47%
Nomura Transformational Technologies ETF	7.84%
Nomura Focused Large Growth ETF	7.29%
Nomura VIP Growth and Income Series – Standard Class	6.32%
Nomura VIP Smid Cap Core Series – Service Class	4.02%
Nomura Focused International Core ETF	1.94%
Nomura VIP Value Series – Service Class	1.42%

Largest Holdings [Text Block]
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	24.75%
Nomura VIP Core Equity Series – Service Class	17.81%
Nomura VIP International Core Equity Series – Standard Class	13.30%
Nomura VIP Limited-Term Bond Series – Service Class	12.47%
Nomura Transformational Technologies ETF	7.84%
Nomura Focused Large Growth ETF	7.29%
Nomura VIP Growth and Income Series – Standard Class	6.32%
Nomura VIP Smid Cap Core Series – Service Class	4.02%
Nomura Focused International Core ETF	1.94%
Nomura VIP Value Series – Service Class	1.42%

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